STOCK BASED COMPENSATION - Valuation assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Valuation Assumptions
Dividend yield (as a percent)	0.00%
Stock options - Service conditions only
Valuation Assumptions
Expected term/Time to expiration (in years)	5 years 8 months 12 days	5 years 10 months 24 days
Volatility	72.54%	71.78%
Risk-free interest rate	2.17%	2.71%
Dividend yield (as a percent)	0.00%	0.00%
Stock options - Service, performance and market conditions
Valuation Assumptions
Expected term/Time to expiration (in years)	10 years
Volatility	68.54%
Risk-free interest rate	2.64%
Dividend yield (as a percent)	0.00%
Cost of equity	24.00%
Fair value of underlying common stock (as of valuation date)	$ 5.85